Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Noninterest-bearing cash	$ 0	$ 34,560
Investments, at fair value:
Total investments, at fair value	219,738,761	187,164,065
Notes receivable from participants	2,649,000	1,968,510
Net assets available for benefits	222,387,761	189,167,135
Mutual funds
Investments, at fair value:
Total investments, at fair value	75,947,218	66,005,355
Collective trust funds
Investments, at fair value:
Total investments, at fair value	135,178,583	112,184,161
EFSC common stock
Investments, at fair value:
Total investments, at fair value	8,543,230	0
EFSC common stock fund
Investments, at fair value:
Total investments, at fair value	0	8,974,549
Interest-bearing cash
Investments, at fair value:
Total investments, at fair value	$ 69,730	$ 0